STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION AND BENEFIT PLANS
For the years ended December 31, 2021 and 2020, the Company incurred stock-based compensation expenses of $3,810 and $9,026, respectively.
Stock Incentive Plans
On December 20, 2013, Legacy Pear’s board of directors adopted the 2013 Stock Incentive Plan, or the 2013 Plan, which provided for the grant of stock options, both incentive stock options and nonqualified stock options and restricted stock, to be granted to officers, directors, consultants, and service providers. As last amended and approved by the board of directors on November 3, 2020, the Company was permitted to grant up to 16,727,451 incentive awards under the 2013 Plan.
In connection with the closing of the Business Combination, the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”) a shareholder-approved plan that provides for broad-based equity grants to employees and certain non-employees, including executive officers and permits the granting of restricted stock units (“RSUs”), stock grants, performance based awards, stock options and stock appreciation rights, as well as cash bonus awards.
Each stock option from the 2013 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, were cancelled and exchanged for a stock option to purchase our Class A common stock in the 2021 Plan at a ratio of approximately 1.47. The per share exercise price for each stock option was divided by the ratio of approximately 1.47.
A total of 32,000,000 shares of our Class A common stock are initially reserved for issuance under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the 2021 Plan will automatically increase each January 1, beginning on January 1, 2022 and ending in 2031, by 5% of the outstanding number of Class A common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator (Board of Directors).
All stock-based awards are measured based on the grant date fair value and are generally recognized on a straight-line basis in the Company’s consolidated statement of operations and comprehensive loss over the period during which the employee is required to perform services in exchange for the award (generally requiring a four-year vesting period). RSUs granted under the 2021 Plan generally vest over three years, based on continued employment, and are settled upon vesting in shares of the Company’s Class A common stock on a one-for-one basis.
During the years ended December 31, 2021 and 2020, the Company granted stock options, to purchase 9,541,714 and 3,848,401 shares of common stock with aggregate grant date fair values of $30,205 and $2,605, respectively.
Common Stock Options
The combined stock option activity for the year ended December 31, 2021, is as follows:

	Stock Options	Weighted Average Exercise Price (1)	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Options outstanding at 12/31/2020, as converted	13,620,077	$0.94	7.12
Granted	9,541,714	5.31
Exercised	(1,130,923)	0.76
Canceled and forfeited	(2,648,893)	1.48
Options outstanding at December 31, 2021	19,381,975	3.02	8.16	$71,543
Exercisable at December 31, 2021	7,341,730	$0.85	6.59	$39,251
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(1)Number of options and the weighted average exercise price have been adjusted to reflect the exchange of Legacy Pear’s common stock for Class A common stock at an exchange ratio of approximately 1.47 in December 2021 as a result of the Business Combination. See Note 3 for further information.
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2021 and 2020, was $5.31 and $1.00 per share, respectively. The fair value of stock options that vested during the year ended December 31, 2021 was $1,852.
As of December 31, 2021, the total unrecognized compensation costs related to non-vested stock options were approximately $28,894 and are expected to be recognized over a weighted average period of 3.4 years.
Stock Compensation Expense
The assumptions used to estimate the grant date fair value using the Black-Scholes option pricing model were as follows:

	Year Ended December 31,
	2021	2020
Risk-free interest rate	1.01%	0.54%
Expected volatility	68.85%	67.65%
Expected term (years)	5.54-6.68	5.57-6.70
Expected dividend yield	—%	—%
The Company has classified stock-based compensation in its consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2021	2020
Cost of product revenue	$133	$—
Research and development	1,522	793
Selling, general, and administrative (1)	2,155	8,233
Total stock-based compensation expense	$3,810	$9,026
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(1)In connection with the tender offer in 2020, the Company purchased 2,788,732 shares of common stock from the CEO, and 41,100 common shares from certain eligible employees, at a purchase price of $3.9433 per share totaling $11,159 and resulting in a stock-based compensation expense of $7,254, representing the difference between the purchase price and the estimated fair value of the common stock on the date of the sale.
Employee Stock Purchase Plan
In connection with the closing of the Business Combination, the Company adopted the 2021 Employee Stock Purchase Plan (the “2021 ESPP”). The 2021 ESPP is a shareholder-approved plan under which substantially all employees may voluntarily enroll to purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or the end of six-month offering periods. An employee’s payroll deductions under the 2021 ESPP are limited to 15% of the employee’s compensation and employees may not purchase more than $25,000 of stock during any calendar year.
A total of 1,800,000 shares of our Class A common stock are reserved and authorized for issuance under the 2021 ESPP. In addition, the number of Class A common stock available for issuance under the 2021 ESPP automatically increased each January 1 of each calendar year beginning on January 1, 2022, and ending in 2031, by the lesser of 3,600,000 shares of the Company’s common stock, 5% of the outstanding number of shares of Class A common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator. As of December 31, 2021, no shares have been issued under the 2021 ESPP.